Cover	Feb. 22, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Kismet Acquisition Three Corp. (the “Company”) is filing this Amendment No. 1 to its Current Report on Form 8-K (the “8-K/A”), originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on February 26, 2021 (the “Original 8-K”), to amend and restate the Company’s audited balance sheet as of February 22, 2021 and accompanying footnotes which were filed as an exhibit to the Original 8-K (the “IPO Balance Sheet”). The IPO Balance Sheet is being restated (i) to account for the Company’s outstanding public warrants, private warrants and forward purchase units as derivative assets and derivative liabilities instead of components of equity and (ii) to reclassify all of the Company’s redeemable Class A ordinary shares, par value $0.001 per share (the “Public Shares”) as temporary equity in accordance with Accounting Standards Codification (“ASC”) 480-10-S99.
Document Period End Date	Feb. 22, 2021
Entity File Number	001-40078
Entity Registrant Name	Kismet Acquisition Three Corp.
Entity Central Index Key	0001826059
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19715
City Area Code	302
Local Phone Number	738-6680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share and one-third of one Warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one-third of one Warrant
Trading Symbol	KIIIU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, par value $0.001 per share
Title of 12(b) Security	Class A Ordinary Shares, par value $0.001 per share
Trading Symbol	KIII
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	KIIIW
Security Exchange Name	NASDAQ